Trade Payables (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Trade Payables	Trade payables are summarized as follows:

	December 31
	2020	2019
	(Millions of yen)
Notes	83,468	56,865
Accounts	220,341	248,447

	303,809	305,312